Commitments and Contingencies (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Loss Contingency Accrual	$ 0	$ 0
Purchase obligation	391,000,000
Purchase obligation, amounts paid	256,200,000
Purchase obligation, to be paid within one year	$ 134,800,000